BUSINESS COMBINATIONS - Goodwill calculation, total consideration amount and the net assets acquired (Details) - Doruk Finansman A. ₺ in Thousands	Feb. 28, 2022 TRY (₺)
Business combinations
Total consideration amount	₺ 22,821
Total cash paid	6,688
Contingent consideration amount	16,133
Net assets acquired	(22,648)
Goodwill	₺ 173